Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maximum potential contingent loss related to interest and penalties	$ 2,000,000
Change in valuation allowance	$ 1,341,877
Xibolun Automation [Member]
Income tax rate	15.00%
Income tax exempton related, description	Its income is exempt from income tax for five years starting from 2019.
Hong Kong [Member]
Income tax rate	17.50%
China [Member]
Income tax rate	2.90%	9.70%	69.00%
Income tax exempton related, description	The standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2018, Xibolun Automation is recognized as a High-technology Company by the Chinese government and is subject to a favorable income tax rate of 15%. Hengpu is also qualified as a High-technology Company and subject to a favorable income tax rate of 15%. Both Xibolun Automation and Hengpen's High-technology certificates are valid for three years starting from November 2018 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of "preferential catalogue of income tax for key industries encouraged to develop in Xinjiang's difficult areas", the enterprise income tax shall be exempt for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from 2019. The rest of the Group's subsidiaries, VIEs and VIEs' subsidiaries are subject to corporate income tax at the PRC unified rate of 25%.